                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65118


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
     AMERICAN PATHWAY II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
           POLARIS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
          POLARIS II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        POLARISAMERICA VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
     POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
       POLARIS ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
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                          VARIABLE ANNUITY ACCOUNT ONE
                                SUPPLEMENT TO THE
        ANCHOR ICAP II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
   VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 31, 2005
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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
        ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
           SEASONS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        SEASONS SELECT VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
         POLARIS PLUS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
   POLARIS II ASSET MANAGER VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
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THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE
INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date:  March 28, 2006

                Please keep this Supplement with your Prospectus


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